GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Changes to Goodwill

The following table summarizes the changes to our Company’s goodwill:

(In US$ thousands)	2012	2013
Balance at beginning of year	$28,437	$16,934
Acquisition - FingerRockz (Note 4)	—	496
Impairment charge - FunTown and FingerRockz (Note 9)	(12,489)	(17,054)
Translation adjustment	986	(376)

Balance at end of year	$16,934	$—